Above market acquired charters - Carrying Value (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	$ 75,035	$ 90,243
Acquisitions	10,041
Amortization	(16,890)	(15,208)	$ (14,542)
Carrying amount, end of period	$ 68,186	$ 75,035	$ 90,243